INCOME TAX (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	20.00%
Adjustments:
Provision for claims in Uzbekistan (as a percent)	10.60%
Expenses not deductible for tax purposes (as a percent)	3.40%	2.80%	3.50%
Unrecognized tax benefits (as a percent)	(0.90%)	(0.20%)	0.10%
Settlements with tax authorities (as a percent)	0.70%	(0.50%)	(1.00%)
Earnings distribution from subsidiaries (as a percent)	2.40%	2.90%	0.70%
Effect of change in tax rate in Ukraine (as a percent)	0.30%	0.80%	0.70%
Loss carry-forward utilisation (as a percent)	(0.40%)
Impairment of long-lived assets (as a percent)			1.30%
Other (as a percent)	(0.20%)	(0.50%)	(0.30%)
Effective income tax rate (as a percent)	35.90%	25.30%	25.00%
Deferred tax assets
Depreciation of property, plant and equipment	$ 97,071	$ 140,371
Deferred connection fees	37,626	26,063
Subscriber prepayments	308	16,755
Accrued expenses for services	158,866	118,103
Inventory obsolescence	22,490	13,650
Loss carryforward	220,235	203,313
Impairment of long-lived assets	35,134	2,415
Other	34,849	29,352
Valuation allowance	(163,100)	(163,075)
Total deferred tax assets	443,479	386,947
Deferred tax liabilities
Licenses acquired	(25,879)	(35,377)
Depreciation of property, plant and equipment	(239,469)	(143,891)
Customer base	(37,291)	(40,738)
Other intangible assets	(55,803)	(42,450)
Debt issuance cost	(17,078)	(20,975)
Potential distributions from/to Group's subsidiaries/associates	(112,054)	(88,596)
Other	(4,832)	(31)
Total deferred tax liabilities	(492,406)	(372,058)
Net deferred tax (liability)/asset	(48,927)	14,889
Net deferred tax asset, current	230,376	189,622
Net deferred tax asset, non-current	71,986	62,102
Net deferred tax liability, long-term	$ (351,289)	$ (236,835)